PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

NOTE 10 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2023, and 2022:

	Cost	Accumulated Depreciation	Impairment	ERL Spin off	Carrying amount as of December 31 2023	Cost	Accumulated Depreciation	Impairment	Carrying amount as of December 31 2022
Land	$1,488,213	$—	$(1,486,718)	$(1,495)	$-	$1,486,718	$-	$(1,486,718)	$-
Buildings	4,541,374	(1,289,314)	(3,252,060)	—	-	4,541,374	(1,289,314)	(3,252,060)	-
Leasehold property	5,136,738	-(2,999,931)	(2,134,654)	—	2,153	5,136,738	(2,999,931)	(2,134,654)	2,153
Plant and machinery	149,422	(92,197)	(55,690)	(1,535)	-	147,887	(92,197)	(55,690)	-
Furniture and fixtures	662,706	(390,985)	(108,736)	(15,661)	147,324	647,046	(385,473)	(108,736)	152,837
Motor vehicles	400,756	(334,662)	(12,808)	(20,025)	33,261	384,643	(319,993)	(12,808)	51,842
Office equipment	100,106	(44,350)	(7,975)	(367)	47,414	99,739	(29,726)	(7,975)	62,038
IT equipment	143,141	(113,795)	(3,589)	(18,039)	7,718	142,100	(113,795)	(3,589)	24,716
Computer equipment	62,689	(45,343)	—	8,810	26,156	53,661	(14,780)	-	38,881
Programs and textbooks	16,594	(4,761)	—	—	11,833	16,594	-	-	16,594
Spa equipment, curtains, crockery, glassware, and linen	541,425	(253,873)	(45,274)	(61,386)	180,892	487,980	(228,636)	(45,274)	214,070
	$13,243,164	$(5,569,211)	$(7,107,504)	$(109,698)	$456,751	$13,144,480	$(5,473,845)	$(7,107,504)	$563,131

Reconciliation of property and equipment — 2023

	Carrying amount as of January 1, 2023	Additions	Disposals	Translation	Depreciation	ERL Spin off	Carrying amount as of December 31, 2023
Land	$—	$1,495	$—	$—	$—	$(1,495)	$—
Buildings	—	—	—	—	—		—
Leasehold property	2,153	—	—	—	—		2,153
Plant and machinery	—	1,535	—	—	—	(1,535)	—
Furniture and fixtures	152,837	19,692	(4,032)	—	(5,512)	(15,661)	147,324
Motor vehicles	51,842	25,102	(5,076)	(3,912)	(14,670)	(20,025)	33,261
Office equipment	62,038	367	—	—	(14,624)	(367)	47,414
IT equipment	24,716	1,041	—	—	—	(18,039)	7,718
Computer equipment	38,881	20,438	(11,410)	—	(30,563)	8,810	26,156
Programs and textbooks	16,594	—	—	—	(4,761)		11,833
Spa equipment, curtains, crockery,	214,070	61,385	—	(7,940)	(25,237)	(61,386)	180,892
glassware and linen
	$563,131	$131,055	$(20,518)	$(11,852)	$(95,367)	$(109,698)	$456,751

Reconciliation of property and equipment — 2022

	Carrying amount as of January 1, 2022	Additions (Acquisitions)	Additions	Disposals	Translation	Depreciation	Impairment	Carrying amount as of December 31, 2022
Land	$1,486,718	$—	$—	$—	$—	$—	$(1,486,718)	$—
Buildings	3,412,156	147,296	—	—	(7,164)	(300,228)	(3,252,060)	—
Leasehold property	1,490,813	798,702	76,873	—	(460)	(229,121)	(2,134,654)	2,153
Plant and machinery	49,642	—	11,195	—	—	(5,147)	(55,690)	—
Furniture and fixtures	207,488	16,083	92,849	—	150	(54,997)	(108,736)	152,837
Motor vehicles	38,516	66,244	—	(1,163)	(541)	(38,406)	(12,808)	51,842
Office equipment	6,759	50,955	22,496	—	—	(10,197)	(7,975)	62,038
IT equipment	25,516	24,721	—	—	3,588	(25,520)	(3,589)	24,716
Computer equipment	—	47,071	3,907	—	(1,772)	(10,325)	—	38,881
Programs and textbooks	—	16,594	—	—	—	—	—	16,594
Spa equipment, curtains, crockery, glassware and linen	58,508	253,219	15,360	—	(36,033)	(31,710)	(45,274)	214,070
	$6,776,116	$1,420,885	$222,680	$(1,163)	$(42,232)	$(705,651)	$(7,107,504)	$563,131